Accounts Receivable	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Accounts Receivable
6.	ACCOUNTS RECEIVABLE

	As at December 31,
	2012	2013	2013
	RMB	RMB	US$
Accounts receivable	213,398	317,000	52,364
Allowance for doubtful accounts	(3,091)	(3,091)	(510)

Accounts receivable, net	210,307	313,909	51,854

	For the Years Ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Movement in allowance for doubtful accounts:
Balance at beginning of the year	1,431	16,057	3,091	510
Provisions for the year	15,377	—	—	—
Written back during the year	(751)	(12,966)	—	—

Balance at end of the year	16,057	3,091	3,091	510

Accounts receivable with carrying value of RMB65,450 and RMB49,481 (US$8,174) were used to secure bank borrowings of RMB261,051 and RMB136,626 (US$22,569) as at December 31, 2012 and 2013, respectively (note 16).